FINANCIAL INSTRUMENTS (Details 10) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	$ 1,284,053	$ 1,071,560	$ 570,008	$ 667,207
U.S Dollar [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	777,505	668,888
Euro [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	15,723	8,754
Brazilian Real [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	107,494	117,848
Argentine Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	43,063	12,642
Mexican Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	32,564	40,128
Other currencies [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	69,274	11,794
Chilean Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	$ 238,430	$ 211,506